Share-based payment arrangements (Details 4) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 LTIP USD ($) component	Dec. 31, 2013 LTIP CHF	Dec. 31, 2012 LTIP USD ($) component	Dec. 31, 2012 LTIP CHF	Dec. 31, 2011 LTIP USD ($) component	Dec. 31, 2011 LTIP CHF	Dec. 31, 2013 LTIP Minimum	Dec. 31, 2013 LTIP Equity-Settled Awards USD ($)	Dec. 31, 2013 LTIP Cash-Settled Awards	Dec. 31, 2012 LTIP Cash-Settled Awards	Dec. 31, 2013 LTIP Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2012 LTIP Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2013 LTIP Cash-Settled Awards Maximum EquityBeta	Dec. 31, 2012 LTIP Cash-Settled Awards Maximum EquityBeta	Dec. 31, 2013 LTIP 2013 and 2012 Launches	Dec. 31, 2012 LTIP 2013 and 2012 Launches	Dec. 31, 2013 LTIP 2011 Launch CHF
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP)	2	2	2	2	2	2
Period of weighted cumulative earnings per share performance															3 years	3 years
Evaluation period for calculation of the performance component																	3 years
Percentage of cumulative earnings per share performance of the first year's result															33.00%
Percentage of cumulative earnings per share performance of the second year's result															67.00%
Percentage of cumulative earnings per share performance of the third year's result															100.00%
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant															200.00%		100.00%
Percentage of the value of shares that can be received in cash under the share price performance component (as a percent)			100.00%	100.00%
Percentage of the value of shares that can only be received in shares under the retention component (as a percent)								70.00%
Percentage of the value of shares that the participant contractually receives in cash (as a percent)									30.00%
Reference price of LTIP shares (in Swiss francs per share)																	22.25
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	2.6	2.6						1.6	1.0
Granted (in number of shares)	0.9	0.9						0.5	0.4
Vested (in number of shares)	(0.3)	(0.3)						(0.3)
Expired (in number of shares)	(0.2)	(0.2)							(0.2)
Forfeited (in number of shares)	(0.2)	(0.2)						(0.1)	(0.1)
End of period (in number of shares)	2.8	2.8	2.6	2.6				1.7	1.1	1.0
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share)		15.72
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)		20.92		15.21		17.91
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share)		19.54
Weighted-average grant-date fair value of shares Expired (in Swiss francs per share)		4.87
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share)		16.92
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share)		17.65		15.72
Percentage of the value of shares vested that can be received in cash or shares	100.00%	100.00%
Unrecognized compensation cost at end of period								$ 14
Weighted average period over which unrecognized share-based compensation costs are expected to be reported								2 years
Aggregate fair value of shares, at the dates of grant	$ 22		$ 22		$ 16
Option implied volatilities, low end of the range (as a percent)									16.80%	16.20%
Option implied volatilities, high end of the range (as a percent)									36.70%	48.40%
Risk-free rates, low end of the range (as a percent)									1.70%	1.00%
Risk-free rates, high end of the range (as a percent)									4.00%	3.10%
Equity betas											0.85	0.85	1.31	1.24
Equity risk premiums (as a percent)											5.00%	5.00%	7.00%	7.00%
Vesting requirement, threshold percentage of positive performance exceeding defined peer group							50.00%
Vesting requirement for full amount of grant, threshold percentage of positive performance exceeding defined peer group							75.00%